Number of Loans and Leases Modified in TDRs and Total Recorded Investments and Unpaid Principal Balances (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Class of Financing Receivable Contract	Dec. 31, 2011 Commercial	Dec. 31, 2010 Commercial	Dec. 31, 2011 Commercial Class of Financing Receivable Contract	Dec. 31, 2011 Commercial Class of Financing Receivable Commercial and Institutional Contract	Dec. 31, 2011 Commercial Class of Financing Receivable Commercial Real Estates Contract	Dec. 31, 2011 Personal	Dec. 31, 2010 Personal	Dec. 31, 2011 Personal Class of Financing Receivable Contract	Dec. 31, 2011 Personal Class of Financing Receivable Residential Real Estate Contract	Dec. 31, 2011 Personal Class of Financing Receivable Private Client Contract
Financing Receivable, Modifications [Line Items]
NUMBER OF LOANS AND LEASES			171			22	6	16			149	148	1
UNPAID PRINCIPAL BALANCE	$ 356.9	$ 372.3	$ 95.1	$ 162.6	$ 225.2	$ 54.7	$ 12.1	$ 42.6	$ 194.3	$ 147.1	$ 40.4	$ 40.4
RECORDED INVESTMENT			$ 77.0			$ 44.4	$ 10.4	$ 34.0			$ 32.6	$ 32.6